Goodwill and Intangibles, Amortization of Long-lived Intangible Assets Estimated (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortization of Long-lived Intangible Assets Estimated [Abstract]
2022	$ 35,037
2023	22,341
2024	12,460
2025	4,026
Thereafter	0
Finite-Lived Intangible Assets, Net	$ 73,864	$ 116,030